Accounts Receivable, Net (Details)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Distributor One [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable, percentage	21.40%	34.20%	23.70%
Distributor Two [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable, percentage	19.80%	14.90%	20.60%
Distributor Three [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable, percentage	19.00%	13.90%
Distributor Four [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable, percentage	11.10%	10.00%
Distributor Five [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable, percentage	10.70%